Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income		$ 78,753	$ 31,344	$ 39,742	$ 37,797
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Stock-based compensation expense		10,533	0
Amortization and depreciation		1,545	2,117	2,841	1,224
Deferred income taxes		(7,777)	(1,191)	(2,110)	1,112
Net realized (gains)		(542)	(103)	(119)	22
Changes in operating assets and liabilities:
Premiums receivable		(2,578)	(163)	(14,825)	(7,938)
Accrued investment income		(1,009)	(27)	(479)	(412)
Prepaid reinsurance premiums		(175,788)	(117,951)	(42,324)	(66,852)
Reinsurance recoverable		90,215	(9,234)	(136,807)	394,227
Deferred policy acquisition costs, net				0	(287)
Other assets		11,174	(8,546)	(7,981)	3,512
Unpaid losses and loss adjustment expense		(112,263)	38,355	196,316	(283,324)
Unearned premiums		82,400	45,502	88,079	50,104
Reinsurance payable		121,220	700	(4,713)	648
Advance premiums		14,251	(1,426)	(4,132)	774
Income taxes payable (recoverable)		(10,569)	9,522	12,640	(3,095)
Operating lease payments		(1,584)	(1,553)	(2,083)	(1,966)
Book overdraft				0	(67,457)
Deferred policy acquisition costs, net unearned ceding commissions		(9,034)	13,669	31,931	0
Other liabilities and accrued expenses		(944)	(4,807)	(7,067)	6,349
Net cash provided by (used in) operating activities		88,003	(3,792)	148,909	64,438
Cash flows provided by (used in) investing activities
Purchases of property and equipment		(5,036)	(1,214)	(1,307)	(756)
Proceeds from sales and maturities of fixed maturity securities		109,475	68,890	83,223	43,271
Purchases of fixed maturity securities		(222,264)	(46,105)	(103,242)	(48,159)
Proceeds from sales and maturities of short-term investments		0	1,943	1,957	5,760
Purchases of short-term investments		(26,963)	0	0	(1,957)
Net cash from provided by (used in) investing activities		(144,788)	23,514	(19,369)	(1,841)
Cash flows provided by (used in) financing activities
Proceeds from initial public offering, net of underwriting discounts and commissions		93,000	0
Payments on tax withheld on vesting of restricted stock awards		(3,753)	0
Cash distributions to members	[1]	(22,875)	(12,024)	(12,024)	(1,837)
Repayment of long-term debt		(308)	(309)	(412)	(515)
Payments of initial public offering costs		(4,227)	0
Net cash from provided by (used in) financing activities		61,837	(12,333)	(12,436)	(2,352)
Net increase in cash, cash equivalents and restricted cash		5,052	7,389	117,104	60,245
Cash, cash equivalents and restricted cash at beginning of year		179,272	62,168	62,168	1,923
Cash, cash equivalents and restricted cash at end of period		184,324	69,557	179,272	62,168
Supplemental disclosures of cash flow information
Interest paid		19	55	65	114
Income taxes paid		26,275	1,000	1,000	8,941
Reconciliation of cash, cash equivalents, and restricted cash
Cash and cash equivalents		144,784		173,220	61,645
Restricted cash		39,540		6,052	523
Total cash, cash equivalents and restricted cash shown in the Condensed Consolidated Statements of Cash Flows		$ 184,324	$ 69,557	$ 179,272	$ 62,168

[1]	The distributions were made to members prior to the IPO. See Note 1 — “Nature of Operations and Basis of Presentation” and Note 10 — “Shareholders’ Equity.”